Liability warrants (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning	$ 6,439	$ 2,263
Issuance of fair value	1,958	1,895
Change in fair value	8,432	4,062
Exercise settlement fair value	(15,233)	(1,781)
Warrant liabilities , ending	1,596	6,439
Warrant Purchase Agreement 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning		1,929
Issuance of fair value
Change in fair value		(1,118)
Exercise settlement fair value		(811)
Warrant liabilities , ending
Warrant Purchase Agreement 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning	6,439
Issuance of fair value		1,622
Change in fair value	4,128	4,817
Exercise settlement fair value	(10,567)
Warrant liabilities , ending		6,439
Other Liability Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning		334
Change in fair value		363
Exercise settlement fair value		(970)
Warrant liabilities , ending
Other Liability Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of fair value		273
G R N V Underwriters Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning
Issuance of fair value	129
Change in fair value	4,537
Exercise settlement fair value	(4,666)
Warrant liabilities , ending
G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liabilities , beginning
Issuance of fair value	1,829
Change in fair value	(233)
Exercise settlement fair value
Warrant liabilities , ending	$ 1,596